CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 349,820	$ 108,928	$ 61,243
Short-term investment	50,000	0	0
Accounts receivable, net of allowance for doubtful accounts of $51, $575, and $1,552 as of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited), respectively	40,901	16,623	7,517
Inventories	21,274	8,934	2,915
Deferred costs, current	12,223	6,022	2,841
Restricted cash, current			50
Prepaid expenses and other current assets	9,350	4,935	1,293
Total current assets	483,568	145,442	75,859
Property and equipment, net	8,975	5,837	2,059
Restricted cash, noncurrent	1,270	179	230
Goodwill	35,794	15,709	2,486
Intangible assets, net	17,165	5,154	166
Deferred costs, noncurrent	4,586	2,447	1,153
Other noncurrent assets	3,547	5,485	92
TOTAL ASSETS	554,905	180,253	82,045
Current liabilities:
Accounts payable	7,636	6,377	3,253
Accrued expenses and other current liabilities	28,803	16,152	6,094
Deferred acquisition related payments			2,000
Deferred revenue, current	3,909	1,614	987
Advance payments from partner, current	1,767	293	200
Total current liabilities	42,115	24,436	12,534
Deferred revenue, noncurrent	670	437	257
Advance payment from partner, noncurrent	7,754	6,432	3,569
Other noncurrent liabilities	3,040	3,825	76
TOTAL LIABILITIES	53,579	35,130	16,436
Commitments and contingencies (Note 7)
Redeemable convertible preferred stock, par value of $0.001 per share; 45,960, 58,615, and zero shares authorized, issued, and outstanding as of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited), respectively; aggregate liquidation preference of $132,650, $237,650, and zero as of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited), respectively	0	236,929	132,017
Stockholders' (deficit) equity:
Preferred stock, par value of $0.001 per share; zero shares authorized as of and December 31, 2017 and 2018, respectively, and 100,000 shares authorized as of September 30, 2019 (unaudited); zero shares issued and outstanding as of December 31, 2017 and 2018, and September 30, 2019 (unaudited)	0	0	0
Common stock, par value of $0.001 per share; 84,750, 99,250, and 900,000 shares authorized as of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited), respectively; 17,030, 17,691, and 94,454 shares issued and outstanding as of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited), respectively	94	18	17
Additional paid-in capital	663,761	21,789	13,806
Accumulated deficit	(162,529)	(113,613)	(80,231)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	501,326	(91,806)	(66,408)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK, AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 554,905	$ 180,253	$ 82,045